Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net earnings	$ 314	$ 172	$ 368
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	102	91	92
Gain from sale of power generating facility assets			(5)
Deferred income taxes	47	(10)	26
Pay-in-kind interest and accretion on notes receivable from affiliates	(3)	(17)	(16)
Reserve on notes receivable from affiliate	16
Loss (income) from affiliates	(81)	(70)	(37)
Dividends received from affiliates	53	69	14
Other investment loss (income), net	(69)	5	(2)
Gain on sale of controlling interest in a subsidiary			(66)
Other, net	12	5	(3)
Changes in assets and liabilities, net of acquisition:
Receivables, net of allowance	18	119	(7)
Inventories	6	(35)	(81)
Other current assets	8	(3)	24
Current liabilities, exclusive of debt	23	75	44
Other, net	(19)	15	23
Net cash from operating activities	427	416	374
Cash flows from investing activities:
Purchase of short-term investments	(691)	(1,320)	(1,097)
Proceeds from the sale of short-term investments	710	526	876
Proceeds from the maturity of short-term investments	34	29	18
Capital expenditures	(158)	(139)	(121)
Proceeds from the sale of fixed assets	47	48	8
Proceeds from the sale of power generating facility assets			8
Acquisition of business	(219)
Investments in and advances to affiliates, net	(71)	(119)	(31)
Notes receivable issued to affiliates	(13)		(1)
Principal payments received on notes receivable from affiliates	12		1
Purchase of long-term investments	(31)	(28)	(3)
Proceeds from the sale of controlling interest in a subsidiary			74
Other, net	6	(1)	3
Net cash from investing activities	(374)	(1,004)	(265)
Cash flows from financing activities:
Notes payable to banks, net	(25)	83	17
Proceeds from long-term debt	3	522
Principal payments of long-term debt	(5)		(91)
Repurchase of common stock			(53)
Other, net			(2)
Net cash from financing activities	(27)	605	(129)
Effect of exchange rate change on cash and cash equivalents	1	(3)	1
Net change in cash and cash equivalents	27	14	(19)
Cash and cash equivalents at beginning of year	50	36	55
Cash and cash equivalents at end of year	$ 77	$ 50	$ 36